INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

For all periods presented, the pretax losses incurred by the Company received no corresponding tax benefit because the Company concluded that it is more likely than not that the Company will be unable to realize the value of any resulting deferred tax assets. The Company will continue to assess its position in future periods to determine if it is appropriate to reduce a portion of its valuation allowance in the future. On March 27, 2020, Congress enacted the CARES Act to provide certain relief as a result of the COVID-19 pandemic. The CARES Act, among other things, includes provisions relating to net operating loss carryback periods, alternative minimum tax credit refunds, and modification to the net interest deduction limitations. The CARES Act did not have a material impact on the Company’s consolidated financial statements for the nine months ended September 30, 2022. The Company continues to monitor any effects on its financial statements that may result from the CARES Act.

The Company has no open tax audits with any taxing authority as of September 30, 2022.

8. INCOME TAXES

The domestic and foreign components of loss before income taxes are as follows:

	For the Year Ended December 31,	For the Period from June 5, 2020 (date of inception) to December 31,
Domestic	$341,904	$—
Foreign	328,710	54,248
	$670,614	$54,248

A reconciliation of the provision for income taxes to the amount computed by applying the statutory income tax rate of 21% to the net loss before income taxes for the year ended December 31, 2021 and the date of inception (June 5, 2020) through December 31, 2020 are as follows:

	For the Year Ended December 31,	For the Period from June 5, 2020 (date of inception) to December 31,
	2021	2020
Federal income taxes at statutory rates	21.0%	21.0%
State and local taxes, net of federal benefit	0.3%	—%
United Kingdom income rate differential	2.0%	4.0%
Change in valuation allowance	(23.3)%	(25.0)%
	—%	—%

For the year ended December 31, 2021 and the June 5, 2020 (date of inception) through December 31, 2020, the Company did not have any current tax and did not record a deferred income tax expense or benefit due to losses and a full valuation allowance.

Deferred income taxes reflect the net tax effects of differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents significant components of the Company’s net deferred tax assets as of December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020
Net operating loss carryforwards	$169,721	$13,562
Total deferred tax assets	169,721	13,562
Less: valuation allowance	(169,721)	(13,562)
Net deferred tax asset	$—	$—

As of December 31, 2021, the Company has available net operating loss carryforwards of $341,904 for federal income tax reporting purposes, $56,378 for state income tax reporting purposes, and $382,958 for United Kingdom income tax reporting purposes. The federal and the United Kingdom net operating loss carryforward will be carried forward indefinitely, and the state net operating loss carryforward will expire beginning in 2041.

In accordance with Section 382 of the Internal Revenue code, the usage of the Company’s net operating loss carryforwards may be limited in the event of a change in ownership. A full Section 382 analysis has not been prepared and NOLs could be subject to limitation under Section 382.

The Company is subject to income taxes in the U.S., federal and state, and the United Kingdom. Tax regulations within each jurisdiction are subject to the interpretation of related tax laws and regulations and require significant judgment to apply. The Company’s tax years remain open for examination by all tax authorities since inception.